Onerous contracts (Tables)	12 Months Ended
Dec. 31, 2020
Onerous Contracts [Abstract]
Schedule of Onerous Contracts
Onerous contracts are comprised of the following:

	As of December 31,
(In $ millions)	2020	2019
Onerous rig contract Hull B366 (TBN "Tivar")	16.8	16.8
Onerous rig contract Hull B367 (TBN "Vale")	26.9	26.9
Onerous rig contract Hull B368 (TBN "Var")	27.6	27.6
Total onerous contracts	71.3	71.3